CSMC 2022-NQM3 Trust ABS-15G

Exhibit 99.60

Buyer Loan #	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
433811610	7/1/2021	6/16/2021	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. Account was a first payment default, borrower unresponsive until Feb XXXX request for XXXX form, no hardship provided. Borrower reinstated X payments again in Oct XXXX with no contact. Account remains current last XX months with occasional account status inquiries, last contact X/X/XXXX to confirm receipt of payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433811623	7/1/2021	6/15/2021	CURR	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on X/X/XXXX, the co-borrower called to advise they wanted to accept the deferral and would provide missing documents. The notes show the deferral was completed in X/XXXX deferring XX payments. The borrower began requesting assistance in X/XXXX due to impact from the XXXX-XX XXXX and was offered a forbearance plan. The loan has remained current since the deferral was completed. The borrower appears to be cooperative. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD was last noted in X/XXXX as due to the co-borrower being unemployed and looking for work. Unemployment due to the XXXX-XX XXXX. Unable to confirm if the borrower has found employment but hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811705	7/1/2021	5/31/2021	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified servicer information and due dates in X/XXXX; first payment was due in X/XXXX. Welcome call completed in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811745	7/1/2021	6/8/2021	CURR	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account was performing with no contact until request for XXXX assistance XX/XX/XXXX. Borrower did not return RMA and financials, then advised X/XX/XXXX that he will catch up on his own. Borrower accepted a deferral solicitation Feb XXXX and remains current post-cure, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment due to decrease in investment dividends

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433811760	7/1/2021	6/15/2021	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Borrower setup ACH X/XX/XXXX. Borrower stated X/X/XXXX payment hasn't cleared; scheduled payment. Borrower again requested to setup ACH XX/XX/XXXX. Borrower called XX/X/XXXX to inquire about escrow deductible notice. Borrower stated XX/XX/XXXX having ACH issues; disputed late fee charge. Borrower stated X/X/XXXX was out of town. Borrower inquired about increased payment X/XX/XXXX. Borrower stated X/X/XXXX had property reassessed and taxes were reduced. Borrower inquired about payment deferral X/XX/XXXX. Servicer offered special X-mo FB X/XX/XXXX. Borrower inquired about workout options after FB X/XX/XXXX; stated self-employed and receiving less income. Borrower advised X/XX/XXXX would need to submit workout financials for extension; extended through X/X/XXXX. Borrower requested payment deferral X/XX/XXXX. Stip to Mod approved XX/X/XXXX. Borrower inquired about terms of Mod X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower called X/XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433811764	7/1/2021	6/18/2021	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Borrower has multiple loans with the servicer. X/X/XXXX servicer advised borrower that all ACH were cancelled as loan numbers did not match addresses, unable to determine if resolved. No contact with borrower after that date, other than to confirm insurance on X/XX/XXXX. Originated as investment.

REASON FOR DEFAULT:   RFD in X/XXXX related to ACH issues.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811792	6/1/2021	6/1/2021	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Borrower called XX/X/XXXX to confirm payment received and interested in refinancing. X/X/XXXX borrower requested XXXX FB, which was approved, ending X/X/XXXX. X/X/XXXX RFD was self employed in construction and business slow. X/XX/XXXX borrower requested extension of plan, which appears to have been extended through X/X/XXXX. Deferral modification then approved in XX/XXXX, unable to determine terms. Borrower requested additional assistance on XX/XX/XXXX, RFD the same as prior. FB approved X/XX/XXXX, ending X/X/XXXX. Borrower called on X/XX/XXXX, accepting new deferral modification offer, which was approved X/X/XXXX, after borrower made X payment, which was required. Last contact with the borrower was X/XX/XXXX, questioning first due date on the deferral. Borrower has missed X payment since the last deferral.

REASON FOR DEFAULT:  Borrower is self employed in construction and impacted by XXXX.   Appears borrower is still struggling.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811865	6/1/2021	5/21/2021	DELQ	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated in X/XXXX that co-borrower skipped out on the loan and he was responsible for half of the monthly payment. LPI was placed on the loan in XX/XXXX. Borrower called in X/XXXX regarding LPI (lender placed insurance) stating that she has a policy; requested for escrow to be removed. Borrower called in X/XXXX stating that the LPI should not be on the escrow analysis and wanted to defer or postpone the February payment until the issue was resolved; borrower was advised to speak to the tax or insurance department, borrower stated that she already did and that they fixed it; call was transferred, no additional details provided. Borrower requested assistance in X/XXXX stating that she had been out of work for X weeks due to XXXX-XX. A X month FB was approved from X/X/XX - X/X/XX. Borrower requested FB extension stating in X/XXXX unable to work due to XXXX-XX. Borrower stated in X/XXXX that she still was not working and co-borrower (ex-fiancé) refuses to pay his part. It appears that FB extensions were approved on the loan; loan was on FB from X/X/XX - XX/X/XX. Borrower was also offered a tiered deferral mod which was processed in X/XXXX bringing the loan current. Co-borrower called in X/XXXX for general inquiry, also requested for deferral mod sent to his email. Last contact was on X/XX/XX, borrower made a payment; payment was returned. NSF was processed on X/XX/XX.
REASON FOR DEFAULT: Job loss due to XXXX-XX.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown, mailing address is in XXX, IL and does not match the property address.

433811888	7/1/2021	6/17/2021	CURR	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in X/XXXX. Borrower stated in X/XXXX that they would be going over bills in the afternoon and would make a payment. Borrower requested FB in X/XXXX due to loss of his business caused by XXXX-XX. FB appears to have been approved ending X/X/XX. Last contact was in X/XXXX, borrower was advised of the amount due, borrower terminated the call.

REASON FOR DEFAULT: Loan is current however, borrower requested assistance in X/XXXX due to financial impact from XXXX-XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811967	7/1/2021	6/7/2021	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AR	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No contact with borrower noted in the contact history. The loan has remained current throughout the payment history.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
433811981	7/10/2021	6/7/2021	CURR	XXXXX	XXXXX	XXXXX	XXXXX	MO	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811982	7/10/2021	6/7/2021	CURR	XXXXX	XXXXX	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811984	7/10/2021	6/28/2021	CURR	XXXXX	XXXXX	XXXXX	XXXXX	TN	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811986	7/10/2021	6/14/2021	CURR	XXXXX	XXXXX	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811987	7/10/2021	6/14/2021	CURR	XXXXX	XXXXX	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811989	8/10/2021	6/10/2021	CURR	XXXXX	XXXXX	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown.

REASON FOR DEFAULT: Unknown, no contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

431841873	5/1/2020	10/2/2020	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 3	BORROWER CONTACT: Account was performing prior to default in April XXXX due to XXXX work furlough. Forbearance was approved through X/X/XXXX and extended to XX/X/XXXX and then again to XX/X/XXXX with receipt of a single payment. Borrower is still out of work and is submitting new hardship documents for further loss mitigation. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: N/A

FORECLOSURE: Demand letter sent XX/XX/XXXX, not yet referred to foreclosure.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841946	12/1/2020	11/3/2020	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower disputed late charges and credit reporting in early XXXX, noting they did not get the EA or the monthly statements due to address change in X/XXXX when loan transferred, request to resolve was denied due to borrower having two late payments (XX/XXXX & X/XXXX). In X/XXXX, borrower requested that a NSF fee be removed, noting their bank had some hacking issues, and business account was frozen. Borrower was advised to send a QWR. Issue is not noted again, unknown if borrower disputed further. Borrower requested XXXX FB on X/XX/XXXX Servicer approved the same day. Servicer on X/X/XXXX extended FB plan by X more months. Borrower in X/XXXX brought loan current with a reinstatement amount of $XX,XXX covering the X/XXXX to X/XXXX payments. Last contact X/XX/XXXX when borrower stated they will be bringing loan current.

REASON FOR DEFAULT: Income reduction due to XXXX - business closed

MODIFICATION: FB plan started in X/XXXX and ran from X/X/XXXX to X/X/XXXX, plan extended in X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842051	1/1/2020	12/9/2019	FC	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Foreclosure	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called in to request payment assistance. Was advised of forbearance options and documentation that would be required. The borrower appears to be cooperative. The required documentation was not received and no record of contact with the borrower since that time. No indication of active loss mitigation workout activity in progress.
REASON FOR DEFAULT: RFD was due to being impacted by the XXXX-XX XXXX and was out of work. Hardship appears to be ongoing.
MODIFICATION: NA.
FORECLOSURE: The loan was referred to an attorney on X/XX/XXXX and is in active foreclosure.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842310	4/1/2020	3/12/2020	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Foreclosure	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX-XX; servicer offer special X-month FB agreement; borrower requested deferral. Borrower requested X/XX/XXXX to make loan fixed. Borrower requested to extend FB X/XX/XXXX. Servicer offered payment deferral X/XX/XXXX with X payments made by borrower. Review for workout denied X/XX/XXXX. Borrower stated XX/XX/XXXX self-employed and reopened restaurant in Aug. Last contact XX/XX/XXXX borrower confirmed receipt of workout financials.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION:N/A

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842414	4/1/2020	3/4/2020	FB	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 3	BORROWER CONTACT: No contact until borrower requested assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower declined a modification review, but requested assistance again in X/XXXX, and servicer has approved FB extensions through X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX hardship; loss of income

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842490	12/1/2020	11/9/2020	CURR	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT: Comments begin May XXXX with May payment made to prior servicer but not credited at transfer. Borrower has paid timely with no contact since X/X/XXXX confirmation of ACH setup.

REASON FOR DEFAULT: Curtailment of income and Servicing issue, delay in trailing May XXXX payment from prior servicer

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.